REVENUE FROM PRODUCT SALES	12 Months Ended
Dec. 31, 2021
Disclosure of revenue [Abstract]
REVENUE FROM PRODUCT SALES	REVENUE FROM PRODUCT SALES

	US Dollars
Figures in millions	2021	2020	2019
Revenue consists of the following principal categories:
Gold income (note 2)	3,903	4,322	3,439
By-products (note 2)	126	105	86
	4,029	4,427	3,525